Commitments and Contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Environmental Exit Costs, Assets Previously Disposed, Liability for Remediation	$ 13
Accrual for Environmental Loss Contingencies	4	$ 3
Estimated Litigation Liability	$ 5	$ 4